Schedule of Investments (unaudited)	iShares® U.S. Home Construction ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Building Products — 13.3%
American Woodmark Corp.(a)(b)	42,240	$1,901,222
AZEK Co. Inc. (The)(a)(b)	283,251	4,741,622
Builders FirstSource Inc.(a)(b)	444,754	23,883,290
Fortune Brands Home & Security Inc.	335,255	20,075,069
Hayward Holdings Inc.(a)(b)	149,793	2,155,521
JELD-WEN Holding Inc.(a)(b)	220,699	3,219,998
Lennox International Inc.	83,830	17,318,440
Masco Corp.	596,389	30,177,283
Masonite International Corp.(a)	56,974	4,377,313
Owens Corning	249,875	18,568,211
PGT Innovations Inc.(a)	152,168	2,532,076
Quanex Building Products Corp.	84,204	1,915,641
Simpson Manufacturing Co. Inc.	109,838	11,050,801
Trex Co. Inc.(a)(b)	289,073	15,731,353
UFP Industries Inc.	161,641	11,014,218
		168,662,058
Construction Materials — 0.9%
Eagle Materials Inc.(b)	101,964	11,209,922

Forest Products — 0.9%
Louisiana-Pacific Corp.	212,242	11,123,603

Home Furnishings — 2.3%
Ethan Allen Interiors Inc.	55,206	1,115,713
Leggett & Platt Inc.	336,747	11,644,711
Mohawk Industries Inc.(a)(b)	130,093	16,143,241
		28,903,665
Home Improvement Retail — 10.7%
Floor & Decor Holdings Inc., Class A(a)(b)	268,465	16,902,556
Home Depot Inc. (The)	217,026	59,523,721
LL Flooring Holdings Inc.(a)(b)	75,331	705,852
Lowe's Companies Inc.	336,061	58,699,775
		135,831,904
Homebuilding — 65.4%
Beazer Homes USA Inc.(a)(b)	254,619	3,073,251
Cavco Industries Inc.(a)(b)	72,279	14,165,961
Century Communities Inc.	251,239	11,298,218
DR Horton Inc.(b)	2,805,055	185,666,590
Green Brick Partners Inc.(a)(b)	399,828	7,824,634
Installed Building Products Inc.(b)	197,880	16,455,701
KB Home	749,787	21,338,938
Lennar Corp., Class A	2,248,256	158,659,426
Lennar Corp., Class B	131,469	7,718,545
Security	Shares	Value

Homebuilding (continued)
LGI Homes Inc.(a)(b)	180,179	$15,657,555
M/I Homes Inc.(a)	245,817	9,749,102
MDC Holdings Inc.	496,351	16,037,101
Meritage Homes Corp.(a)(b)	317,051	22,986,198
NVR Inc.(a)	26,524	106,205,809
PulteGroup Inc.(b)	2,067,403	81,931,181
Skyline Champion Corp.(a)	451,272	21,399,318
Taylor Morrison Home Corp.(a)(b)	1,044,417	24,397,581
Toll Brothers Inc.	959,031	42,772,783
TopBuild Corp.(a)(b)	284,860	47,617,198
Tri Pointe Homes Inc.(a)	897,860	15,146,898
		830,101,988
Specialty Chemicals — 4.2%
Sherwin-Williams Co. (The)	241,033	53,969,699

Trading Companies & Distributors — 2.1%
Beacon Roofing Supply Inc.(a)	139,425	7,160,868
Watsco Inc.	84,715	20,231,636
		27,392,504
Total Long-Term Investments — 99.8%
(Cost: $1,879,915,445)		1,267,195,343

Short-Term Securities

Money Market Funds — 2.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.61%(c)(d)(e)	34,838,176	34,834,692
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(c)(d)	1,840,000	1,840,000

Total Short -Term Investments — 2.9%
(Cost: $36,669,121)		36,674,692

Total Investments in Securities — 102.7%
(Cost: $1,916,584,566)		1,303,870,035

Liabilities in Excess of Other Assets — (2.7)%		(34,654,531)

Net Assets — 100.0%		$1,269,215,504

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Home Construction ETF
June 30, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$30,168,682	$4,665,439	(a)	$—		$1,595	$(1,024)	$34,834,692	34,838,176	$18,129	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,040,000	—		(200,000	)(a)	—	—	1,840,000	1,840,000	3,178		—
						$1,595	$(1,024)	$36,674,692		$21,307		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Mid 400 E-Mini Index	9	09/16/22	$2,041	$(159,948)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Black-Rock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Home Construction ETF
June 30, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,267,195,343	$—	$—	$1,267,195,343
Money Market Funds	36,674,692	—	—	36,674,692
	$1,303,870,035	$—	$—	$1,303,870,035
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(159,948)	$—	$—	$(159,948)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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